Business Combinations	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Business Combinations
Business combinations
Fiscal 2019
AgileCraft

On April 3, 2019, we acquired 100% of the outstanding equity of AgileCraft LLC, a leading provider of enterprise agile planning software. Total purchase price consideration for AgileCraft was approximately $155.7 million, which consisted of approximately $154.0 million in cash and $1.7 million in fair value of replacement shares attributable to service provided prior to acquisition. The Company issued 24,173 replacement shares and the fair value of the replacement shares was based on grant date stock price of the Company. In addition, the Company granted $12.5 million worth of restricted shares of the Company to key employees of AgileCraft, which are subject to future vesting provisions based on service conditions.

The Group acquired AgileCraft to complement its current product offerings and to help enterprise organizations build and manage a ‘master plan’ of their most strategic projects and workstreams. The Group has included the financial results of AgileCraft in its consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2019 because the effect of the acquisition was not material to the financial statements.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,193
Trade receivables	3,614
Prepaid expenses and other current assets	270
Intangible assets	52,900
Goodwill	101,184
Trade and other payables	(1,196)
Deferred revenue	(2,230)
Net assets acquired	$155,735

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. Critical estimates in valuing certain intangible assets and goodwill include, but are not limited to, future expected cash flows from revenues, technology migration curve and discount rates. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.2 million were expensed as incurred, which was included in general and administrative expenses.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$34,600	5
Customer relationships	16,900	7
Backlog	1,400	3
Total intangible assets subject to amortization	$52,900

The amount recorded for developed technology represents the estimated fair value of AgileCraft’s enterprise agile planning technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with AgileCraft’s customers. The amount recorded for backlog represents the fair value of AgileCraft’s backlog as of acquisition date.

OpsGenie

On October 1, 2018, we acquired 100% of the outstanding equity of OpsGenie, Inc., a leader in incident alerting and on-call schedule management, for cash consideration of $259.5 million. In addition, the Company granted $36.3 million worth of restricted shares of the Company to key employees of OpsGenie, which are subject to future vesting provisions based on service conditions. The Group acquired OpsGenie to complement our current product offerings and enable customers to plan for and respond to IT service disruptions. The Group has included the financial results of OpsGenie in its consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2019 because the effect of the acquisition was not material to the financial statements.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,232
Trade receivables	1,933
Prepaid expenses and other current assets	513
Intangible assets	87,900
Goodwill	189,727
Trade and other payables	(1,533)
Deferred revenue	(1,217)
Deferred tax liabilities, net	(19,010)
Net assets acquired	$259,545

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. Critical estimates in valuing certain intangible assets and goodwill include, but are not limited to, future expected cash flows from revenues, technology migration curve, customer attrition rate and discount rates. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.8 million were expensed as incurred, which was included in general and administrative expenses.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$35,600	5
Customer relationships	48,600	10
Trade name	3,700	5
Total intangible assets subject to amortization	$87,900

The amount recorded for developed technology represents the estimated fair value of OpsGenie’s incident management and alerting technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with OpsGenie customers. The amount recorded for trade name represents the fair value of OpsGenie trade name.
Other fiscal year 2019 business combinations
On April 8, 2019, the Group acquired 100% of the outstanding equity of Good Software Co. Pty Ltd (“Good Software”) for cash consideration of approximately $2.7 million. In addition, the Company granted $1.3 million worth of restricted shares of the Company to a key employee of Good Software, which are subject to future vesting provisions based on service conditions. Good Software provides analytics tools for Confluence. The Company acquired Good Software to integrate the analytics tool into Confluence and to complement our current Confluence product. The purchase price was allocated to net tangible assets of $0.2 million, developed technology of $0.6 million, customer relationship of $0.3 million and goodwill of $1.6 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating with Confluence. The goodwill balance is partially deductible for income tax purposes.

On December 10, 2018, the Group acquired the intangible assets of Ludable LLC related to Butler for Trello, a workflow automation tool, for cash consideration of approximately $6.0 million. In addition, the Company granted $3.5 million worth of restricted shares of the Company to the key employee of Ludable LLC, which are subject to future vesting provisions based on service conditions. The transaction was accounted for as a business combination in accordance with the relevant guidance. The Company acquired the Butler for Trello assets to complement our existing Trello offerings and to help automate manual and repetitive tasks. The purchase price was allocated to developed technology of $1.5 million and goodwill of $4.5 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating with Trello. The goodwill balance is deductible for income tax purposes.

The Group’s purchase price allocations are preliminary and subject to revision as additional information existing as of the respective acquisition dates but unknown to us may become available within the respective measurement periods (up to one year from the respective acquisition dates). The primary areas of the purchase price allocation that are not yet finalized are identification of contingencies and goodwill.
Fiscal 2018
The Group did not have any business combinations during the fiscal year ended June 30, 2018.
Fiscal 2017
Trello
On February 3, 2017, the Group acquired all of the outstanding stock of Trello, a leading provider of project management and organization software, for consideration consisting of cash and the fair value of equity awards assumed. The Group acquired Trello to expand Atlassian’s teamwork platform by adding a complementary collaboration service to Atlassian’s existing project management, content creation and communication products. The Group has included the financial results of Trello in its consolidated financial statements from the date of acquisition, which have not been material to date.

Total purchase price consideration for Trello was approximately $384.0 million, which consisted of approximately $363.8 million in cash and $20.2 million for the fair value of exchanged unvested equity awards held by Trello employees for unvested equity awards of the Company. The fair value of replacement share options issued by the Company was determined using the Black-Scholes option pricing model.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,019
Trade receivables	1,035
Prepaid expenses and other current assets	765
Deferred tax assets	17,074
Intangible assets	127,400
Goodwill	289,171
Trade and other payables	(3,532)
Deferred revenue	(2,165)
Deferred tax liabilities	(46,760)
Net assets acquired	$384,007

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating Trello’s technology with the Group’s other offerings. The goodwill balance was not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The deferred tax liability established was primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. The Group’s purchase price allocation is preliminary and subject to revision as additional information about fair value of assets and liabilities becomes available. If additional information is obtained up to one year from the acquisition date regarding facts and circumstances that existed as of the acquisition date, the estimated fair values of assets acquired and liabilities assumed will be updated accordingly.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$50,600	3
Customer relationships	56,900	2
Trade names	19,900	3
Total intangible assets subject to amortization	$127,400

The amount recorded for developed technology represents the estimated fair value of Trello’s project management and organization technology. The amount recorded for customer relationships represents the fair values of the underlying relationship with Trello customers.
Other fiscal 2017 business combinations
On July 12, 2016, the Group acquired StatusPage for $18.3 million in cash, net of cash acquired, and $3.3 million of deferred consideration. The Group has included the financial results of StatusPage in its consolidated financial statements from the date of acquisition, which have not been material to date. In allocating the purchase consideration based on estimated fair values, the Group recorded $8.7 million of acquired intangible assets with useful lives of two to five years and $15.5 million of goodwill. The goodwill balance was not deductible for income tax purposes.